CENTURION FUNDS, INC.
on behalf of the
Centurion U.S. Equity Fund
Centurion International Equity Fund
Centurion U.S. Contra Fund
Centurion International Contra Fund
(the "Funds")
Supplement dated November 22, 2000 to the
Prospectus dated January 28, 2000

The following information supplements certain information contained in the Prospectus and Statement of Additional Information of the Fund.
Andrew W. Parker, Director of Credit Suisse Asset Management, LLC, ("CSAM") replaced Jeffrey A. Geller, Managing Director of CSAM, on the team of portfolio managers, assistant portfolio managers and analysts acting together to manage the Funds, effective July 1, 2000.





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STICKER 112200 CSAM